May 15, 2002


Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 5th Street, NW
Washington, DC 20549-1004

                    Re:              Washington Mutual Investors Fund, Inc.
                    File Nos.        2-11051
                                     811-604


Gentlemen:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on May 10, 2002 of Registrant's Post-Effective Amendment No. 107 under the Securities Act of 1933 and Amendment No. 35 under the Investment Company Act of 1940.



                                   Sincerely,



                                   Howard L. Kitzmiller
                                   Senior Vice President, Secretary
                                   and Treasurer